Interest and Finance Costs (Tables)	12 Months Ended
Dec. 31, 2021
Interest And Finance Costs
Interest and Finance Costs (Table)

	Year ended December 31,
	2021	2020	2019
Interest expense (Note 5)	$18,762	$24,146	$46,638
Amortization of deferred financing fees	2,285	2,527	3,199
Write-off of deferred financing fees	—	—	7,497
Commitment fees (Note 5)	—	—	791
Other	373	385	466
Total	$21,420	$27,058	$58,591